VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET

17.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	2012	2011
Cost	771,945	1,584,365
Accumulated depreciation	(198,330)	(381,362)
Net book value	573,615	1,203,003

As at December 31, 2012, the Company owned six (2011: nine) vessels. The decrease in vessels is a result of the deconsolidation of Golar Partners, from December 13, 2012 (see note 5) offset by the acquisition of the Golar Gandria in January 2012 (see note 6).

Drydocking costs of $34.2 million and $39.8 million are included in the cost amounts above as of December 31, 2012 and 2011, respectively.  Accumulated amortization of those costs as of December 31, 2012 and 2011 were $12.9 million and $12.1 million, respectively.

Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $70.3 million, $54.3 million and $52.8 million, respectively.

As at December 31, 2012 and 2011, included in the above amounts is office equipment with a net book value of $1.8 million and $1.7 million, respectively.

As at December 31, 2012 and 2011, vessels with a net book value of $432.9 million and $1,188 million, respectively were pledged as security for certain debt facilities (see note 35).